Deferred revenue - Schedule of Deferred Revenue (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Online game [Member] CNY	Dec. 31, 2011 Online game [Member] CNY	Dec. 31, 2012 Membership subscription [Member] CNY	Dec. 31, 2011 Membership subscription [Member] CNY	Dec. 31, 2012 YY music [Member] CNY	Dec. 31, 2012 Government grant [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY
Deferred Revenue Arrangement [Line Items]
Current deferred revenue	$ 25,659	159,859	40,357	75,269	31,171	53,401	9,142	29,137	1,919	133	44
Deferred revenue, non-current	$ 1,041	6,487	448			4,329	448		2,158